Supplemental Cash Flow Information	6 Months Ended
Jun. 30, 2022
Supplemental Cash Flow Information
Supplemental Cash Flow Information
Note 12: Supplemental cash flow information

The impact of changes in non-cash working capital was as follows:

	Three months ended June 30		Six months ended June 30
	2022	2021	2022	2021
Accounts receivable	$(93)	$141	$14	$396
Prepaid expenses and deposits	231	191	183	(13)
Accounts payable and accrued liabilities	612	(333)	(11)	(50)
Change in non-cash working capital	$750	$(1)	$186	$333
Operating activities include the following cash received:
	Three months ended June 30		Six months ended June 30
	2022	2021	2022	2021
Income taxes refunded	$22	$-	$187	$1,717